Income Taxes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Expense And Rate [Abstract]
Tax expense at statutory rate of 35% (34.33% in 2009)	$ 7,841	$ 8,351	$ 7,070
Tax-exempt interest	2,251	2,487	2,612
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	0	167	0
Other	82	183	(117)
Income taxes	$ 6,178	$ 6,205	$ 5,401
Effective tax rate	2800.00%	2600.00%	2620.00%